STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (439,320)	$ (813,558)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	661,565	639,997
Amortization	36,489	43,014
Stock based compensation	21,968	8,821
Forgiveness on paycheck protection loan	(1,214,500)
Net gain on sale and disposal of equipment	(2,325)	(8,482)
Deferred income taxes		(183,000)
Loss on intangible asset abandonment	16,906	92,833
Changes in working capital components:
Trade receivables	315,505	(219,503)
Inventories	535,561	(133,948)
Prepaid expenses and other assets	780,947	(531,554)
Income tax receivable	(218,082)	1,399
Accounts payable	(301,805)	114,113
Accrued expenses	(591,737)	512,837
Net cash provided by (used in) operating activities	(398,828)	(477,031)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(149,916)	(478,353)
Proceeds from sales of equipment	18,297	15,596
Purchases of patents	(14,910)	(19,665)
Purchases of short-term investments		(5,635,000)
Proceeds on sale of short-term investments	2,205,000	6,125,000
Net cash (used in) provided by investing activities	2,058,471	7,578
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from paycheck protection program loan	1,214,500
Principal payments on long-term debt	(143,947)	(140,440)
Repurchase of common stock		(49,595)
Net cash (used in) provided by financing activities	1,070,553	(190,035)
NET (DECREASE) INCREASE IN CASH	2,730,196	(659,488)
CASH AT BEGINNING OF PERIOD	963,649	1,623,137
CASH AT END OF PERIOD	3,693,845	963,649
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	75,227	79,008
Net cash received (paid for) income taxes, net	$ 8,082	$ 9,457